8. LOAN FACILITY FROM RELATED PARTY	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
8. LOAN FACILITY FROM RELATED PARTY

NOTE 8: LOAN FACILITY FROM RELATED PARTY

On November 16, 2016, the Company, through its subsidiary, Poseidon Navigation Corp., signed a Facility Letter with Mr. Antonios Bertsos, the Company’s Chief Executive Officer, Chief Financial Officer and member of Board of Directors, relating to a short-term credit facility of $300,000. The facility is payable by the Company in one balloon payment on June 18, 2017. Borrowings under this facility bore an interest rate of 3% and are due and payable on June 18, 2017. As of December 31, 2016, the outstanding balance of the loan was $300,000.